Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that these unaudited condensed financial statements were issued. Except as discussed below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

On July 2, 2025, TOYO Texas entered into that certain module supply and purchase agreement (the “Module Supply and Purchase Agreement”) with New Leaf Energy Buyer, Inc., a Delaware corporation (“NLEB”). Pursuant to the Module Supply and Purchase Agreement, TOYO Texas agrees to manufacture and sell to NLEB an aggregate of 380,380 units of photovoltaic modules and components (the “Products”) for the purchase price in the total amount of approximately $60 million (the “Purchase Order Value”). The term of the Module Supply and Purchase Agreement expires on December 31, 2025, unless terminated earlier by the parties under the terms and conditions set forth therein. In connection with the Module Supply and Purchase Agreement, the Company entered into that certain parent guaranty agreement (“Parent Guaranty”) in favor and for NLEB, pursuant to which the Company agrees to unconditionally and irrevocably guaranty the obligations of TOYO Texas under the Module Supply and Purchase Agreement. The total liability of the Company under the Parent Guaranty is limited to the amount of the Purchase Order Value plus any incurred expenses and costs of enforcing the Parent Guaranty.

From July 1, 2025 through the date of this report, the Company has drawn down loans of approximately $7.9 million from the short-term bank credit facility from BIDV and has unused credit facility of approximately $12.2 million.

In August 2025, the Company issued 2,465,597 restricted shares to its management and employees (collectively, the “Participants”) pursuant to the Company’s 2024 Share Incentive Plan. Provided that any Participant ceases to be a member of management or an employee of the Company on the vesting dates, all the unvested Restricted Stock shall be forfeited.